Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Summary of Earnings Per Share

	For the six months ended June 30
	2021	2022
Basic and diluted loss per ordinary share	$(0.04)	$(0.07)
Basic and diluted loss per equivalent ADS	$(0.20)	$(0.35)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding
The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the six months ended June 30
	2021	2022
Loss used in the computation of basic and diluted loss per share	$(12,149,543)	$(25,971,668)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	302,985,377	348,723,365
Weighted-average number of ADS in the computation of basic loss per ADS	60,597,075	69,744,673